Accounts Receivable, Net of Allowance for Expected Credit Losses (Tables)	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Schedule of Accounts Receivable

	June 30, 2022 $’000	June 30, 2021 $’000
Account receivable – related parties	16	2,991

Trade receivables	28,559	9,427
Less: Allowance for expected credit losses	(275)	(227)
Sales tax receivable	1,150	1,037
Other receivables	1,107	854

Total accounts receivables – external parties	30,541	11,091

Accounts Receivable, Noncurrent, Past Due

Consolidated	Expected credit loss rate		Carrying amount				Allowance for expected credit losses
	2022	2021	2022		2021		2022		2021
	%	%	$	’000	$	’000	$	’000	$	’000

Less than 30 days past due	—	—		16,337		7,867		—		—
30 to 60 days past due	—	—		1,674		2,512		—		—
61 to 90 days past due	—	—		710		562		—		—
Greater than 90 days past due	2.8	15.4		9,854		1,477		(275)		(227)

				28,575		12,418		(275)		(227)

Accounts Receivable, Allowance for Credit Loss

Provision	June 30, 2022 $’000	June 30, 2021 $’000
Opening balance of provision – July 1	(227)	(73)
Provision created during the year	(255)	(145)
Recoveries during the year	171	—
Foreign currency translation movements	36	(9)

Closing balance of provision – June 30	(275)	(227)